Segment Information and Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
The following table presents revenue and operating income by segment for the years ended December 31:

In millions	2012	2011	2010
Revenue by segment
Financial Services	$3,180	$2,999	$2,645
Retail Solutions	1,667	1,778	1,717
Hospitality(1)	522	141	—
Emerging Industries	361	373	349
Consolidated revenue	5,730	5,291	4,711
Operating income by segment
Financial Services	319	313	250
Retail Solutions	102	71	73
Hospitality(1)	85	22	—
Emerging Industries	83	77	60
Subtotal - segment operating income	589	483	383
Pension expense	292	222	208
Other adjustments(2)	65	49	26
Income from operations	$232	$212	$149

(1)
The acquisition of Radiant was completed on August 24, 2011. Because the transaction was completed during 2011, the revenue and operating income results reflected for the Hospitality segment are partial, and reflect only the period from August 25, 2011 through December 31, 2011.

(2)
Other adjustments for the twelve months ended December 31, 2012 include $23 million of acquisition related costs, $38 million of acquisition related amortization of intangible assets and $4 million of legal costs incurred related to the OFAC and FCPA investigations. For the twelve months ended December 31, 2011, other adjustments include $37 million of acquisition related costs and $12 million of acquisition related amortization of intangible assets. For the twelve months ended December 31, 2010, other adjustments include an $8 million litigation charge and $18 million of incremental costs directly related to the relocation of the Company's worldwide headquarters.

Revenue from External Customers by Products and Services [Table Text Block]
The following table presents revenue from products and services for NCR for the years ended December 31:

In millions	2012	2011	2010
Product revenue	$2,854	$2,592	$2,301
Professional and installation services revenue	927	764	581
Total solution revenue	3,781	3,356	2,882
Support services revenue	1,949	1,935	1,829
Total revenue	$5,730	$5,291	$4,711

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The following table presents revenue by geographic area for NCR for the years ended December 31:

In millions	2012	%	2011	%	2010	%
Revenue by Geographic Area
United States	$2,198	38%	$1,914	36%	$1,548	33%
Americas (excluding United States)	625	11%	534	10%	466	10%
Europe	1,459	26%	1,421	27%	1,378	29%
Asia Middle East Africa	1,448	25%	1,422	27%	1,319	28%
Consolidated revenue	$5,730	100%	$5,291	100%	$4,711	100%

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table presents property, plant and equipment by geographic area as of December 31:

In millions	2012	2011
Property, plant and equipment, net
United States	$188	$246
Americas (excluding United States)	23	21
Europe	26	21
Asia Middle East Africa	71	77
Consolidated property, plant and equipment, net	$308	$365